Derivatives and Hedging Activities (Note)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives And Hedging Activities [Note Text Block]
NOTE 14 DERIVATIVES AND HEDGING ACTIVITIES

International Paper periodically uses derivatives and other financial instruments to hedge exposures to interest rate, commodity and currency risks. International Paper does not hold or issue financial instruments for trading purposes. For hedges that meet the hedge accounting criteria, International Paper, at inception, formally designates and documents the instrument as a fair value hedge, a cash flow hedge or a net investment hedge of a specific underlying exposure.

INTEREST RATE RISK MANAGEMENT

Our policy is to manage interest cost using a mixture of fixed-rate and variable-rate debt. To manage this risk in a cost-efficient manner, we enter into interest rate swaps whereby we agree to exchange with the counterparty, at specified intervals, the difference between fixed and variable interest amounts calculated by reference to a notional amount.

Interest rate swaps that meet specific accounting criteria are accounted for as fair value or cash flow hedges. For fair value hedges, the changes in the fair value of both the hedging instruments and the underlying debt obligations are immediately recognized in interest expense. For cash flow hedges, the effective portion of the changes in the fair value of the hedging instrument is reported in Accumulated other comprehensive income (“AOCI”) and reclassified into interest expense over the life of the underlying debt. The ineffective portion for both cash flow and fair value hedges, which is not material for any year presented, is immediately recognized in earnings.

FOREIGN CURRENCY RISK MANAGEMENT

We manufacture and sell our products and finance operations in a number of countries throughout the world and, as a result, are exposed to movements in foreign currency exchange rates. The purpose of our foreign currency hedging program is to manage the volatility associated with the changes in exchange rates.

To manage this exchange rate risk, we have historically utilized a combination of forward contracts, options and currency swaps. Contracts that qualify are designated as cash flow hedges of certain forecasted transactions denominated in foreign currencies. The effective portion of the changes in fair value of these instruments is reported in AOCI and reclassified into earnings in the same financial statement line item and in the same period or periods during which the related hedged transactions affect earnings. The ineffective portion, which is not material for any year presented, is immediately recognized in earnings.

The change in value of certain non-qualifying instruments used to manage foreign exchange exposure of intercompany financing transactions and certain balance sheet items subject to revaluation is immediately recognized in earnings, substantially offsetting the foreign currency mark-to-market impact of the related exposure.

COMMODITY RISK MANAGEMENT

Certain raw materials used in our production processes are subject to price volatility caused by weather, supply conditions, political and economic variables and other unpredictable factors. To manage the volatility in earnings due to price fluctuations, we may utilize swap contracts or forward purchase contracts.

Derivative instruments are reported in the consolidated balance sheets at their fair values, unless the derivative instruments qualify for the normal purchase normal sale ("NPNS") exception under GAAP and such exception has been elected. If the NPNS exception is elected, the fair values of such contracts are not recognized on the balance sheet.

Contracts that qualify are designated as cash flow hedges of forecasted commodity purchases. The effective portion of the changes in fair value for these instruments is reported in AOCI and reclassified into earnings in the same financial statement line item and in the same period or periods during which the hedged transactions affect earnings. The ineffective and non-qualifying portions, which are not material for any year presented, are immediately recognized in earnings.

The change in the fair value of certain non-qualifying instruments used to reduce commodity price volatility is immediately recognized in earnings.

The notional amounts of qualifying and non-qualifying instruments used in hedging transactions were as follows:

In millions	December 31, 2016	December 31, 2015
Derivatives in Cash Flow Hedging Relationships:
Foreign exchange contracts (a)	275	290
Derivatives in Fair Value Hedging Relationships:
Interest rate contracts	—	17
Derivatives Not Designated as Hedging Instruments:
Electricity contract	6	16
Foreign exchange contracts	24	35
Interest rate contracts	—	38

(a)	These contracts had maturities of two years or less as of December 31, 2016.

The following table shows gains or losses recognized in AOCI, net of tax, related to derivative instruments:

	Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)
In millions	2016	2015	2014
Foreign exchange contracts	$4	$(3)	$10
Interest rate contracts	(10)	—	—
Total	$(6)	$(3)	$10

During the next 12 months, the amount of the December 31, 2016 AOCI balance, after tax, that is expected to be reclassified to earnings is an immaterial loss.

The amounts of gains and losses recognized in the consolidated statement of operations on qualifying and non-qualifying financial instruments used in hedging transactions were as follows:

	Gain (Loss) Reclassified from AOCI into Income (Effective Portion)			Location of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
In millions	2016	2015	2014
Derivatives in Cash Flow Hedging Relationships:
Foreign exchange contracts	$7	$(12)	$4	Cost of products sold
Total	$7	$(12)	$4

	Gain (Loss) Recognized in Income						Location of Gain (Loss) in Consolidated Statement of Operations
In millions	2016		2015		2014
Derivatives in Fair Value Hedging Relationships:
Interest rate contracts	$—		$3		$1		Interest expense, net
Debt	—		(3)		(1)		Interest expense, net
Total	$—		$—		$—
Derivatives Not Designated as Hedging Instruments:
Electricity Contracts	$—		$(7)		$(2)		Cost of products sold
Foreign exchange contracts	—		(4)		(1)		Cost of products sold
Interest rate contracts	5	(a)	13	(b)	12	(c)	Interest expense, net
Total	$5		$2		$9

(a)	Excluding gain of $2 million related to debt reduction recorded to Restructuring and other charges.

(b)	Excluding gain of $3 million related to debt reduction recorded to Restructuring and other charges.

(c)	Excluding gain of $7 million, net related to debt issuance and debt reduction recorded to Restructuring and other charges.

The following activity is related to fully effective interest rate swaps designated as fair value hedges:

		2016			2015
In millions	Issued	Terminated	Undesignated	Issued	Terminated	Undesignated
Second Quarter	$—	$—	$—	$—	$175	$38
First Quarter	—	55	—	—	—	—
Total	$—	$55	$—	$—	$175	$38

Note: There was no activity in the third and fourth quarters in either 2016 or 2015.

Fair Value Measurements

International Paper’s financial assets and liabilities that are recorded at fair value consist of derivative contracts, including interest rate swaps, foreign currency forward contracts, options and other financial instruments that are used to hedge exposures to interest rate, commodity and currency risks. For these financial instruments, fair value is determined at each balance sheet date using an income approach.

The guidance for fair value measurements and disclosures sets out a fair value hierarchy that groups fair value measurement inputs into the following three classifications:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3: Unobservable inputs for the asset or liability reflecting the reporting entity’s own assumptions or external inputs from inactive markets.

Transfers between levels are recognized at the end of the reporting period. All of International Paper’s derivative fair value measurements use Level 2 inputs.
Below is a description of the valuation calculation and the inputs used for each class of contract:
Interest Rate Contracts

Interest rate contracts are valued using swap curves obtained from an independent market data provider. The market value of each contract is the sum of the fair value of all future interest payments between the contract counterparties, discounted to present value. The fair value of the future interest payments is determined by comparing the contract rate to the derived forward interest rate and present valued using the appropriate derived interest rate curve.

Foreign Exchange Contracts

Foreign currency forward and option contracts are valued using standard valuation models. Significant inputs used in these standard valuation models are foreign currency forward and interest rate curves and a volatility measurement. The fair value of each contract is present valued using the applicable interest rate. All significant inputs are readily available in public markets, or can be derived from observable market transactions.

Electricity Contract

The electricity contract is valued using the Mid-C index forward curve obtained from the Intercontinental Exchange. The market value of the contract is the sum of the fair value of all future purchase payments between the contract counterparties, discounted to present value. The fair value of the future purchase payments is determined by comparing the contract price to the forward price and present valued using International Paper's cost of capital.

Since the volume and level of activity of the markets that each of the above contracts are traded in has been normal, the fair value calculations have not been adjusted for inactive markets or disorderly transactions.

The following table provides a summary of the impact of our derivative instruments in the consolidated balance sheet:

Fair Value Measurements
Level 2 – Significant Other Observable Inputs

	Assets				Liabilities
In millions	December 31, 2016		December 31, 2015		December 31, 2016		December 31, 2015
Derivatives designated as hedging instruments
Foreign exchange contracts – cash flow	$3	(a)	$5	(a)	$4	(b)	$1	(b)
Total derivatives designated as hedging instruments	$3		$5		$4		$1
Derivatives not designated as hedging instruments
Electricity contract	$—		$—		$2	(b)	$7	(c)
Total derivatives not designated as hedging instruments	$—		$—		$2		$7
Total derivatives	$3		$5		$6		$8

(a)	Included in Other current assets in the accompanying consolidated balance sheet.

(b)	Included in Other accrued liabilities in the accompanying consolidated balance sheet.

(c)	Includes $4 million recorded in Other accrued liabilities and $3 million recorded in Other liabilities in the accompanying consolidated balance sheet.

The above contracts are subject to enforceable master netting arrangements that provide rights of offset with each counterparty when amounts are payable on the same date in the same currency or in the case of certain specified defaults. Management has made an accounting policy election to not offset the fair value of recognized derivative assets and derivative liabilities in the consolidated balance sheet. The amounts owed to the counterparties and owed to the Company are considered immaterial with respect to each counterparty and in the aggregate with all counterparties.

Credit-Risk-Related Contingent Features

International Paper evaluates credit risk by monitoring its exposure with each counterparty to ensure that exposure stays within acceptable policy limits. Credit risk is also mitigated by contractual provisions with the majority of our banks. Certain of the contracts include a credit support annex that requires the posting of collateral by the counterparty or International Paper based on each party’s rating and level of exposure. Based on the Company’s current credit rating, the collateral threshold is generally $15 million.

If the lower of the Company’s credit rating by Moody’s or S&P were to drop below investment grade, the Company would be required to post collateral for all of its derivatives in a net liability position, although no derivatives would terminate. The fair values of derivative instruments containing credit-risk-related contingent features in a net liability position were $3 million and $1 million as of December 31, 2016 and December 31, 2015, respectively. The Company was not required to post any collateral as of December 31, 2016 or 2015.